Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2023	Jan. 31, 2023
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 69,399
Recognition of previously deferred revenue	(31,557)
Deferral of revenue	48,318
Increases from business combinations, net	736
Effect of movements in foreign exchange	298
Ending balance	87,194
Current	85,421	$ 67,784
Long-term	1,773
Beginning balance	3,222
Transfers to trade receivables from contract assets	(704)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	785
Effect of movements in foreign exchange	3
Ending balance	$ 3,306